Net sales - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	10.00%
Percentage Of Sale Expenses On Operating Income	3.00%	3.00%	2.00%
Percentage Of Transportation Services On Sales Expenses	64.00%	58.00%	58.00%
Percentage Of Shipping Expenses On Sales Expenses	13.00%	22.00%	21.00%
Revenue from sale of goods, related party transactions	$ 2,400,000	$ 2,700,000	$ 2,900,000
Increase decrease in revenue from sale of copper through adjustments arising from change in provisional price	$ 64,700	$ 56,800	$ 88,800
Percentage of sales to related party	94.00%	92.00%	94.00%
Customer1 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	26.00%	25.00%	32.00%
Customer2 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	23.00%	16.00%	13.00%
Customer3 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	16.00%	11.00%	11.00%
Customer4 [Member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	15.00%
Trade receivables [member]
Disclosure Of Net Sales [Line Items]
Percentage of entity's revenue	65.00%	84.00%
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Net Sales [Line Items]
Adjustments for decrease (increase) in trade and other receivables	$ 583	$ 176	$ 15
Minera Yanacocha SRL and subsidiary [Member] | Copper concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of copper sales	0.00%
Minera Yanacocha SRL and subsidiary [Member] | Ocean Partners | Copper concentrate [Member]
Disclosure Of Net Sales [Line Items]
Percentage of copper sales	100.00%
Minera Yanacocha SRL and subsidiary [Member] | Switzerland
Disclosure Of Net Sales [Line Items]
Percentage of copper sales	100.00%
Minera Yanacocha Srl And Subsidiaries [Member]
Disclosure Of Net Sales [Line Items]
Adjustments for decrease (increase) in trade and other receivables	$ (7,110)	$ 13,290	$ (7,580)